Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Statement [Line Items]
Commitments and Contingencies
28.	COMMITMENTS AND CONTINGENCIES
Property, plant and equipment
In the normal course of business operations the Company has certain commitments for capital expenditures related to the maintenance and acquisition of property, plant and equipment.
Key inputs to production
Historically, the Company has required significant quantities of iron ore, coal, oxygen, electricity, and natural gas to support its integrated steel manufacturing operations and has secured the supply of its principal raw materials under annual and multi-year agreements at negotiated prices, providing assurance of availability and price stability. However, on September 28, 2025, in response to the tariff situation affecting Canadian steel exports to the United States, the Company’s Board of Directors approved an operational plan to commence the exit from blast furnace and coke production and to accelerate the transition to EAF steelmaking. In connection with this plan, the Company issued notices asserting frustration of certain supply agreements for such raw materials due to the effects of extraordinary U.S. trade measures.
Legal Matters
From time to time, in the ordinary course of business, the Company is a defendant or party to various pending or threatened legal proceedings. Although the outcome of such matters cannot be predicted with certainty, management currently believes that the resolution of these ordinary course proceedings, to the extent not covered by insurance or otherwise provided for, will not have a material impact on the Company’s consolidated financial statements.

The Company has initiated and is responding to related legal proceedings pertaining to certain supply agreements, including proceedings relating to the Company’s position that certain of those supply agreements have been frustrated as described above. The Company believes that it has valid legal remedies and defenses in these matters and intends to defend its position. Management continues to monitor these proceedings and will recognize provisions where a present obligation exists and a reliable estimate of loss can be determined.